OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
7.	OTHER NON-CURRENT ASSETS

All figures in USD ‘000	2018	2017
Fixture, Furniture and Equipment	128	169
Arrangement fees Backstop facility and Newbuildings	-	15,484
Other	83	316
Total as of December 31,	211	15,969

In 2017, the Company incurred customary arrangement fees in relation to entering into financing arrangements as part of the recapitalization program and securing financing of its three newbuildings (see further information in 9).